Income (loss) per share	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Income (loss) per share	Income (loss) per share
Basic loss per share is calculated by dividing income (loss) attributable to equity holders of the Company by the weighted-
average number of outstanding ordinary shares for the period.
Diluted loss per share are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Weighted average number of outstanding shares	63,226,066	—	72,944,298	63,024,814	—	66,634,630
Net loss for the period	(55,227)	—	(153,358)	(136,864)	—	(254,142)
Basic and diluted loss per share (€/share)	(0.87)		(2.10)	(2.17)		(3.81)
Since net results for the three- and nine-month periods ended September 30, 2024 and 2025 are losses, potentially dilutive instruments
(BCEs, BSAs, AGAs, the OCABSA, the Kreos / Claret BSAs and the Heights notes) have been excluded from the computation of diluted weighted-average shares outstanding because such instruments had an antidilutive impact. Consequently, diluted loss per share is the same as the basic loss per share.